Commitments	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Commitments
20.	Commitments and Contingencies
Legal Proceedings
In the normal course of business, the Company may become involved in various legal proceedings which, by their nature, may be inherently unpredictable and which could have a material effect on the unaudited consolidated condensed financial statements, taken as a whole.
The Company’s founders, Jason and Marian Joh Andrews, (collectively, the “Founders”) have retained legal counsel in connection with claims they assert relating to the closing of the Company’s debt financings on October 31, 2019. The Founders claim that these October 2019 financings triggered a prepayment obligation to them under the Andrews Notes in an aggregate amount of $2.5 million. To date, the Founders have not filed a lawsuit and have taken no further legal action. The Company believes that these claims are without merit and, as such, they would not result in a probable material adverse effect on its financial position. Accordingly, the Company has not recorded a contingency loss. Also, on April 27, 2021, with the consent of our senior lenders, BlackSky entered into an agreement with the Founders under which BlackSky paid the Founders $0.8 million towards the principal of the Founders Notes on April 28, 2021 and will pay $1.8 million towards the principal of the Andrews Notes upon the closing of Osprey merger.
As of June 30, 2021, with the exception of the items above, the Company was not aware of any additional pending, or threatened, governmental actions or legal proceedings to which the Company is, or will be, a party that, if successful, would result in a material impact to its business or financial condition or results of operations.
Other Contingencies
The Company analyzed its unique facts and circumstances related to potential obligations in a certain state jurisdiction, including the delivery nature of its prior year intercompany services, payroll and other benefits-related services, current shared services between the parent and subsidiaries, and changing state laws and interpretations of those laws, and have determined that the Company may have an indirect tax obligation.
The Company has continued correspondence with the applicable authorities in an effort toward identifying a taxpayer-favorable resolution of the potential liabilities. The Company has recognized a liability including interest and penalties based on its best estimate as of June 30, 2021.
The following table summarizes the estimated indirect tax liability activity during the six months ended June 30, 2021:

June 30,
2021
(in thousands)
Balance, December 31, 2020	$921
Payments	(162)
Adjustment to expense	(32)

Balance, June 30, 2021	$727

The Company continues to analyze the additional obligations it may have, if any, it will adjust the liability accordingly.
Other Commitments
The Company has commitments for multi-launch and integration services with launch services providers. As of June 30, 2021, the company has commitments for 5 launches to include up to 10 satellites at estimated launch dates totaling an amount of $40.6 million with options for additional launches. The terms of the arrangements also allow for us to remanifest the satellites if significant delays in excess of 365 days or other inexcusable delays occur with the provider. Subsequent to remanifest efforts four months after the 365 days, the Company can request a refund of all recoverable costs. The launch service provider invoices based on the later of closing the merger transaction or time-based milestone payments from estimated launch dates. Payment terms are 15 days from invoice date.
BlackSky Merger with Osprey Technology Acquisition Corp.
On February 17, 2021, the Company entered into a merger agreement with Osprey Technology Acquisition Corp. (“Osprey”), a Special Purpose Acquisition Company. The merger between the Company and Osprey pursuant to this agreement would result in BlackSky becoming a publicly listed company, as the surviving business post-merger. If consummated, the merger will result in all holders of BlackSky’s issued and outstanding preferred stock and Class A Common Stock (inclusive of restricted stock awards), as well as holders of the notes issued as part of BlackSky’s 2021 bridge financings, receiving shares of Osprey Class A Common Stock, in exchange for their BlackSky debt and equity holdings. Holders of BlackSky’s issued and outstanding Class B common stock will receive cash of $0.00001 per outstanding share.
Subsequent to the transaction, BlackSky will be a wholly owned subsidiary of Osprey. However, BlackSky is expected to be deemed the acquirer in the merger transaction for accounting purposes. Accordingly, the merger transaction is expected to be accounted for as a reverse recapitalization, in which case the net assets of Osprey will be stated at historical cost and no goodwill or other intangible assets will be recorded in connection with the merger. The expectation for the treatment of the merger transaction as a reverse recapitalization is based upon the expectations that (A) the pre-merger
shareholders of BlackSky are expected to hold between 57% to 72% of the voting interests of the combined company, (B) BlackSky’s existing management team will serve as the initial management team of the combined company, (C) BlackSky will appoint a majority of the initial board of directors of the combined company, and (D) BlackSky’s operations will comprise the ongoing operations of the combined company.
Upon consummation of the merger, $180 million of cash raised by Osprey through a contemporaneous sale of Class A Common Stock in connection with the closing of a PIPE investment, as well any portion of the cash and marketable securities that is held in Osprey’s trust account at the time of the merger and not used to redeem shares of Osprey’s Class A Common Stock held by Osprey’s public shareholders upon the closing of the merger, is expected to become available to the combined company for general use. Cash available for general use will be reduced by cash payments made for (A) merger transaction costs incurred by both the Company and Osprey, (B) deferred underwriting fees related to Osprey’s IPO, (C) portions of the Company’s outstanding debt, and (D) other costs directly or indirectly attributable to the merger transaction.
There is no assurance that the merger between the Company and Osprey will occur, as consummation of the transaction is subject to (A) the affirmative vote of at least a majority of the votes cast by Osprey’s pre-merger
public stockholders at an Osprey special meeting for which a quorum is present and (B) a minimum of $225 million of aggregate required funds becoming available to the combined company based upon the summation of (i) the $180 million of cash proceeds from Osprey’s contemporaneous PIPE Investment pursuant to which Osprey Class A Common Stock will be sold and (ii) cash and marketable securities held in trust, after permitted redemptions of Class A common shares held by Osprey’s public shareholders. Neither approval of the merger transaction by Osprey’s public stockholders nor the amount of cash and marketable securities that would remain in Osprey’s trust account after permitted redemptions of Class A common shares by Osprey’s public stockholders is within the control of the Company or Osprey.
If the merger agreement is validly terminated by Osprey due to the Company changing its recommendation in support of the merger agreement prior to obtaining Company approval of the merger agreement by a majority of the voting power of the outstanding shares of the Company’s common stock and the majority of the then outstanding Company preferred stock, the Company would be required to pay a one-time
termination fee totaling $40.7 million.

21.	Commitments and Contingencies
The Company entered into long-term operating lease agreements for office space and capital leases for equipment. The minimum fixed commitments related to all non-cancellable
leases are as follows:

For the years ending December 31,	Operating Leases	Capital Leases
	(in thousands)
2021	$2,413	$50
2022	2,358	4
2023	1,563	3
2024	940	1
2025	215	—

Total minimum lease payments	$7,489	58

Less: amount representing interest		(3)

Present value of minimum lease payments		55
Less: current obligation		(48)

Long-term obligations under capital lease		$7

During the years ended December 31, 2020 and 2019, the Company entered capital lease arrangements for $8.7 thousand and $0.1 million, respectively. Rental expense for the years ended December 31, 2020 and 2019 was $3.2 million and $2.7 million, respectively.
Legal Proceedings
In the normal course of business, the Company may become involved in various legal proceedings which, by their nature, may be inherently unpredictable and which could have a material effect in the consolidated financial statements, taken as a whole.
The Company’s founders, Jason and Marian Joh Andrews, (collectively, the “Founders”) have retained legal counsel in connection with claims they assert relating to the closing of the Company’s debt financings on October 31, 2019. The Founders claim that these October 2019 financings triggered a prepayment obligation to them under the Andrews Notes in an aggregate amount of $2.5 million. To date, the Founders have not filed a lawsuit and have taken no further legal action. The Company believes that these claims are without merit and, as such, they would not result in a probable material adverse effect on its financial position. Accordingly, the Company has not recorded a contingency loss.
As of December 31, 2020, with the exception of the items above, the Company was not aware of any additional pending, or threatened, governmental actions or legal proceedings to which the Company is, or will be, a party that, if successful, would result in an impact to its business or financial condition or results of operations.
Other Contingencies
The Company analyzed its unique facts and circumstances related to potential obligations in a certain state jurisdiction, including the delivery nature of its prior year intercompany services, payroll and other benefits-related services, current shared services between the parent and subsidiaries, and changing state laws and interpretations of those laws, and have determined that the Company may have an indirect tax obligation.
The Company has begun correspondence with the applicable authorities in an effort toward identifying a taxpayer-favorable resolution of the potential liabilities. The Company has recognized a liability including interest and penalties based on its best estimate as at December 31, 2020 and 2019.
The following table summarizes the estimated indirect tax liability activity during the years ended December 31, 2020 and 2019:

	December 31,
	2020	2019
	(in thousands)
Balance, beginning of year	$680	$662
Adjustments to existing liabilities	241	18

Balance, end of year	$921	$680

The Company continues to analyze the additional obligations it may have, if any, it will adjust the liability accordingly.

OSPREY TECHNOLOGY ACQUISITION CORP.
Commitments
NOTE 7—COMMITMENTS
Registration Rights
Pursuant to a registration rights agreement entered into on October 31, 2019, the Sponsor and holders of warrants issued upon conversion of Working Capital Loans, if any, will have registration rights to require the Company to register a sale of any of its securities held by them (in the case of the Founder Shares, only after conversion to Class A
Common Stock
). These holders will be entitled to make up to three demands, excluding short form registration demands, that the Company register such securities for sale under the Securities Act. In addition, these holders will have “piggy-back” registration rights to include such securities in other registration statements filed by the Company and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lock-up
period. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement
The Company granted the underwriters a
45-day
option to purchase up to 4,125,000 additional Units to cover over-allotments, if any, at the Initial Public Offering price, less the underwriting discounts and commissions. On November 13, 2019, the underwriters exercised their over-allotment option in full for an additional 4,125,000 Units.
The underwriters were paid a cash underwriting discount of $0.20 per Unit, or $6,325,000 in the aggregate. The underwriters are entitled to a deferred fee of $0.35 per Unit, or $11,068,750 in the aggregate. The deferred fee will be forfeited by the underwriters solely in the event that the Company fails to complete a Business Combination, subject to the terms of the underwriting agreement.
Merger Agreement
On February 17, 2021, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Merger Sub and BlackSky, which provides for, among other things, the merger of Merger Sub with and into BlackSky, with BlackSky continuing as the surviving entity (the “Merger” and, collectively with the other transactions contemplated by the Merger Agreement, the “Transactions”). The Transactions set forth in the Merger Agreement, including the Merger, will constitute a “Business Combination”.
Pursuant to the Merger Agreement, the aggregate merger consideration payable to equity holders of BlackSky at closing (the “Total Consideration”) will be paid in a number of shares of newly-issued Class A
Common Stock
of the Company, valued at $10.00 per share (the “Company Common Stock”), calculated by dividing (x) $925,000,000, plus (a) the aggregate exercise prices that would be paid to BlackSky if all stock options and all warrants outstanding as of immediately prior to the closing were exercised in full, minus (b) any unfunded amount under BlackSky’s bridge loan, minus (c) the total consideration payable to shares of BlackSky’s Class B common stock, which is equal to the product of (i) the total number of shares of BlackSky’s Class B common stock, par value $0.00001 per share, issued and outstanding as of immediately prior to the effective time of the Merger and (ii) an amount in cash equal to $0.00001 by (y) $10.00.
Effective as of the effective time of the Merger and by virtue of the Merger, each option to purchase shares of BlackSky Class A Common Stock (each, a “BlackSky Stock Option”) that is outstanding and unexercised as of immediately prior to the effective time of the Merger will be converted into an option to acquire a number of shares of Company Class A Common Stock equal to the product obtained by multiplying (x) the number of shares of BlackSky Common Stock subject to the applicable BlackSky Stock Option by (y) the Class A Common Exchange Ratio, and will be subject to the same terms and conditions as were applicable to such BlackSky Stock Option (each an “Assumed Company Stock Option”). For purposes of the Merger Agreement, the Class A Common Exchange Ratio equals the quotient of (A) the residual Total Consideration after taking into account the preferred series preference amounts, divided by $10.00, divided by (B) the number of participating shares of BlackSky Common Stock on a fully diluted basis. The exercise price per share of each Assumed Company Stock Option will be equal to the quotient obtained by dividing (x) the exercise price per share applicable to such BlackSky Stock Option by (y) the Class A Common Exchange Ratio.
The Transaction will be consummated subject to the deliverables and provisions as further described in the Merger Agreement.
PIPE Investment Subscription Agreements
On February 17, 2021, concurrently with the execution of the BlackSky merger agreement, Osprey entered into Subscription Agreements (collectively, the “
PIPE Subscription Agreements”
) with certain third-party investors

(the “
PIPE Investors”
) and certain inside investors (the “
Inside PIPE Investors”
) pursuant to which, and on the terms and subject to the conditions of which, the PIPE Investors and Inside PIPE Investors have collectively subscribed for an aggregate of

18,000,000 shares of Osprey Common Stock for $10.00 per share, for an aggregate purchase price equal to $180,000,000

(the “
PIPE Investment”
). The PIPE Investment will be consummated substantially concurrently with the closing of the transactions contemplated by the BlackSky merger agreement, subject to the terms and conditions contemplated by the PIPE Subscription Agreements. The proceeds from the PIPE Investment are expected to be used to pay down certain indebtedness of BlackSky Holdings at the closing of the Merger and for general working capital purposes following the closing.
The PIPE Subscription Agreements entered into by the PIPE Investors provide for certain registration rights for the PIPE Investors. In particular, in the case of the PIPE Investors, Osprey is required to, no later than
 45 calendar days following the closing date of the Business Combination, submit to or file with the SEC a registration statement registering the resale of such shares. Also in the case of the PIPE Investors, Osprey is required to use its commercially reasonable efforts to have the registration statement declared effective as soon as practicable after the filing thereof, but no later than the earlier of (a) the 90th calendar day following the filing date thereof if the SEC notifies Osprey that it will “review” the registration statement and (b) the 10th business day after the date Osprey is notified (orally or in writing, whichever is earlier) by the SEC that the registration statement will not be “reviewed” or will not be subject to further review. Osprey must use commercially reasonable efforts to keep the registration statement effective until the earliest of: (i) the date the PIPE Investors no longer hold any shares, (ii) the date all registrable shares held by the PIPE Investors may be sold without restriction under Rule 144 and (iii) two years from the date of effectiveness of the registration statement. Pursuant to the terms of the BlackSky merger agreement and the PIPE Subscription Agreements entered into by the Inside PIPE Investors, the Inside PIPE Investors will enter into the Registration Rights Agreement (as defined and described below), which will provide for certain registration rights for the Inside PIPE Investors.
Each PIPE Subscription Agreement will terminate upon the earliest to occur of (a) the termination of the BlackSky merger agreement in accordance with its terms, (b) the mutual written agreement of the parties to such PIPE Subscription Agreement and BlackSky Holdings, and (c) the Termination Date.
Sponsor Support Agreement
On February 17, 2021, concurrently with the execution of the BlackSky merger agreement the Sponsor, Osprey, BlackSky Holdings, and each of the other persons set forth on the signature pages thereto entered into a Sponsor Support Agreement (the “
Sponsor Support Agreement
”), pursuant to which the Sponsor, solely in its capacity as a stockholder of Osprey, has agreed, among other things, (a) to waive certain anti-dilution rights set forth in Section 4.3(b) of Osprey’s amended and restated certificate of incorporation that may result from the transactions contemplated by the BlackSky merger agreement, (b) not to, directly or indirectly, transfer any of its shares of Class B common stock and warrants of Osprey prior to the effective time of the Merger, (c) to vote in favor of the adoption of the BlackSky merger agreement and the Transactions at a meeting of Osprey’s stockholders to be held to approve the proposed Transactions and other related matters, (d) not to redeem or elect to cause Osprey to redeem any of its shares of Class B common stock or warrants of Osprey in connection with the transactions and (e) with respect to certain shares of Class B common stock (and Class A shares issued upon conversion) until the seven-year anniversary of the consummation of the transactions (subject to certain limited exceptions), not to transfer such shares until Osprey Common Stock achieves a trading price exceeding certain dollar thresholds set forth in the Sponsor Support Agreement and (e) with respect to certain warrants, not exercise any such warrants unless and until Osprey Common Stock reaches a trading price of $20.00 per share, in each case, subject to the terms and conditions contemplated by the Sponsor Support Agreement.
Stockholder Support Agreement
On February 17, 2021, Osprey also announced entry into a Stockholder Support Agreement (the “
Stockholder Support Agreement”
) by and among Osprey, Merger Sub, BlackSky Holdings and certain stockholders of BlackSky Holdings named therein (collectively the “
Key Stockholders”
), pursuant to which the Key Stockholders have agreed to, among other things, vote in favor of the BlackSky merger agreement and the transactions contemplated thereby, including agreeing to execute a written consent constituting the requisite BlackSky Holdings stockholder approval within five (5) business days of the Registration Statement becoming effective, unless the Merger is no longer recommended by BlackSky Holdings board of directors in accordance with the BlackSky merger agreement, in which case the Key Stockholders have agreed to vote a number of shares not to exceed 35% of the shares of BlackSky Holdings stock approving the BlackSky merger agreement and the transactions contemplated thereby and are entitled, in their sole discretion, to vote their remaining shares in any manner. The Stockholder Support Agreement will terminate upon the earlier to occur of: (a) the effective time of the Merger, (b) the date of the termination of the BlackSky merger agreement in accordance with its terms, (c) the effective date of a written agreement of Osprey, Merger sub, BlackSky Holdings and the Key Stockholders terminating the Stockholder Support Agreement, and (d) the election of the Key Stockholders, in their sole discretion, to terminate the Stockholder Support Agreement following any amendment, waiver or other modification of any term or provision of the BlackSky merger agreement without the prior written consent with respect thereto of such stockholder that reduces or changes the form of consideration payable to BlackSky Holdings stockholders pursuant to the BlackSky merger agreement.
Registration Rights Agreement
The BlackSky merger agreement contemplates that, at the closing, Osprey, the Sponsor, the Inside PIPE Investors and each of the additional parties named therein will enter into an Amended and Restated Registration Rights Agreement (the “
Registration Rights Agreement”
), pursuant to which Osprey will agree to register for resale, pursuant to Rule 415 under the Securities Act, certain shares of Osprey Common Stock and other equity securities of Osprey that are held by the parties thereto from time to time.
The foregoing description of the BlackSky merger agreement and the related documents has been included to provide investors with information regarding their terms. They are not intended to provide any other factual information about Osprey or its affiliates.

NOTE 8—COMMITMENTS
Registration Rights
Pursuant to a registration rights agreement entered into on October 31, 2019, the Sponsor and holders of warrants issued upon conversion of Working Capital Loans, if any, will have registration rights to require the Company to register a sale of any of its securities held by them (in the case of the Founder Shares, only after conversion to Class A
Common Stock
). These holders will be entitled to make up to three demands, excluding short form registration demands, that the Company register such securities for sale under the Securities Act. In addition, these holders will have “piggy-back” registration rights to include such securities in other registration statements filed by the Company and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lock-up
period. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The Company granted the underwriters a
45-day
option to purchase up to 4,125,000 additional Units to cover over-allotments, if any, at the Initial Public Offering price, less the underwriting discounts and commissions. On November 13, 2019, the underwriters exercised their over-allotment option in full for an additional 4,125,000 Units.
The underwriters were paid a cash underwriting discount of $0.20 per Unit, or $6,325,000 in the aggregate. The underwriters are entitled to a deferred fee of $0.35 per Unit, or $11,068,750 in the aggregate. The deferred fee will be forfeited by the underwriters solely in the event that the Company fails to complete a Business Combination, subject to the terms of the underwriting agreement.